ACQUISITION OF WILSON-DAVIS (Tables)	3 Months Ended
Mar. 31, 2024
ACQUISITION OF WILSON-DAVIS
Summary of preliminary allocation of the purchase price

Accordingly, the final acquisition accounting adjustments could differ. The preliminary allocation of the purchase price is as follows:

Cash paid to Wilson-Davis shareholders	$7,127,569
Short-term notes	5,000,000
Long-term notes	7,971,197
Fair value of shares transferred from sponsor	8,850,100
Total consideration paid	28,948,866

Allocated to:
Cash	$11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Trading Account deposit	(100,000)
Net assets acquired	10,020,511
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$18,928,355

Summary of identifiable intangible assets acquired

		Estimated
		Useful Life
	Amount	(Years)
Licenses(a)	$4,553,944	Indefinite
Customer Lists(b)	14,374,411	15
Intangible Assets	$18,928,355	—
(a)

The value of the licenses was based on replacement costs for an operating enterprise which are estimated to be $4.55 million over 16 months. The replication cost was then allocated a 12% estimated. The development period was estimated as 1.25 years. The rate of return was based on an annual rate of return of 27.9%.

(b)

The Wilson Davis customer relationships were valued using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM reflects the present value of the operating cash flows generated by existing customer relationships after taking into account the cost to realize the revenue and an appropriate discount rate to reflect the time value and risk associated with the cash flows.